Real Estate, Property and Equipment, Net - Schedule of Real Estate, Property and Equipment (Details) (Allied Integral United Inc) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 03, 2021
Total		$ 316,000	$ 13,181,000
Less accumulated depreciation		(316,000)	(12,948,000)
Property and equipment, net			233,000
Allied Integral United Inc [Member]
Property and equipment, net	$ 9,185,545	8,853,284	9,110,860
Allied Integral United Inc [Member] | Memory Care Facilities and Corporate [Member]
Total	12,306,970	11,806,863	11,465,679
Less accumulated depreciation	(3,121,425)	(2,953,579)	(2,354,819)
Property and equipment, net	$ 9,185,545	$ 8,853,284	$ 9,110,860
Allied Integral United Inc [Member] | Memory Care Facilities and Corporate [Member] | Building and Building Improvements [Member]
Property plant and equipment, useful life	39 years	39 years	39 years
Total	$ 7,278,900	$ 7,277,693	$ 7,124,278
Allied Integral United Inc [Member] | Memory Care Facilities and Corporate [Member] | Furniture, Fixtures and Equipment [Member]
Total	$ 3,087,681	$ 2,588,781	$ 2,401,012
Allied Integral United Inc [Member] | Memory Care Facilities and Corporate [Member] | Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property plant and equipment, useful life	3 years	3 years	3 years
Allied Integral United Inc [Member] | Memory Care Facilities and Corporate [Member] | Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property plant and equipment, useful life	7 years	7 years	7 years
Allied Integral United Inc [Member] | Memory Care Facilities and Corporate [Member] | Land [Member]
Total	$ 1,940,389	$ 1,940,389	$ 1,940,389
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member]
Total	7,676,105	12,487,871	28,065,596
Less accumulated depreciation	(2,313,269)	(4,175,035)	(8,325,308)
Property and equipment, net	$ 5,362,836	$ 8,312,836	$ 19,740,288
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Building and Building Improvements [Member]
Property plant and equipment, useful life	39 years	39 years	39 years
Total	$ 3,240,990	$ 5,898,419	$ 16,219,171
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Furniture, Fixtures and Equipment [Member]
Total	$ 1,474,948	$ 2,099,568	$ 3,252,996
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property plant and equipment, useful life	5 years	5 years	5 years
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property plant and equipment, useful life	7 years	7 years	7 years
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Land [Member]
Total	$ 2,892,195
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Other [Member]
Total	$ 67,972	$ 200,969	$ 342,521
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Other [Member] | Minimum [Member]
Property plant and equipment, useful life		3 years	3 years
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Other [Member] | Maximum [Member]
Property plant and equipment, useful life		5 years	5 years
Allied Integral United Inc [Member] | Non-core Businesses Classified as Assets Held for Sale [Member] | Land and Land Improvements [Member]
Total		$ 4,288,915	$ 8,250,908
Less accumulated depreciation		(4,175,035)
Property and equipment, net		$ 8,312,836